SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2015
SHORT-TERM DEBT
SHORT-TERM DEBT

7. SHORT-TERM DEBT

	As of December 31,
	2014	2015

Short-term borrowings	300,397,309	350,000,000
Long-term borrowings, current portion (Note 8)	240,122,039	453,131,683

Total	540,519,348	803,131,683

Short-term borrowings

	As of December 31,
	2014	2015

Short-term bank borrowings guaranteed by the Founder and his spouse	50,000,000	100,000,000
Short-term bank borrowings	250,397,309	250,000,000

Total short-term bank borrowings	300,397,309	350,000,000

Short-term bank borrowings guaranteed by the Founder and his spouse

In January and February 2014, the Company entered into three short-term loan agreements with a bank for an aggregate principal amount of RMB50,000,000. As of December 31, 2014, the principal amounts outstanding under these agreements totalled RMB50,000,000, bearing interest at 6.60% per annum. These short-term borrowings are guaranteed by the Founder of the Company, Ray Ruiping Zhang. These short-term borrowings were fully repaid during the year ended December 31, 2015.

In January 2015, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB100,000,000 was made available to the Company. As of December 31, 2015, the principal amount outstanding under this agreement was RMB50,000,000, bearing an interest rate of 4.75% per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han.

In October 2015, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB50,000,000 was made available to the Company. As of December 31, 2015, the principal amount outstanding under this agreement was RMB50,000,000, bearing an interest rate of 4.35% per annum. This short-term borrowing was guaranteed by the Founder of the Company, Ray Ruiping Zhang, and his spouse, Suping Han.

Short-term bank borrowings

In January 2014, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB150,000,000 was made available to the Company. As of December 31, 2014, the principal amount outstanding under this agreement was RMB82,000,000, bearing an interest rate of 6.6% per annum. In conjunction with the loan facility agreement, the Company is also required to maintain a certain balance of cash deposited in designated bank accounts for the period the bank borrowing is outstanding. Such required cash deposit of RMB88,258,072 was classified as restricted cash on the consolidated balance sheet as of December 31, 2014. This short-term borrowing was fully repaid during the year ended December 31, 2015.

In September 2014, the Company entered into a short-term loan facility agreement with a bank for which a total loan facility up to RMB43,000,000 was made available to the Company. As of December 31, 2014, the principal amount outstanding under this agreement was RMB38,397,309, bearing an interest rate of 6.6% per annum. This short-term borrowing was fully repaid during the year ended December 31, 2015.

In December 2014 and August 2015, the Company entered into two short-term loan facility agreements with a bank for which a total loan facility up to RMB400,000,000 was made available to the Company. As of December 31, 2014 and 2015, the principal amounts outstanding under the agreement were RMB100,000,000 and RMB200,000,000, respectively, bearing interest rates of 2.885% and 2.42% per annum, respectively. In conjunction with the loan facility agreements, the Company is also required to maintain a certain balance of cash deposited in designated bank accounts for the period the bank borrowings are outstanding. Such required cash deposits of RMB104,500,000 and RMB206,944,000 were classified as restricted cash on the consolidated balance sheets as of December 31, 2014 and 2015, respectively.

In December 2014, the Company entered into a short-term loan agreement with a bank for an aggregate principal amount of RMB30,000,000. As of December 31, 2014, the principal amount outstanding under this agreement was RMB30,000,000, bearing an interest rate of 5.936% per annum. It was fully repaid during the year ended December 31, 2015. In August 2015, the Company entered into three short-term loan agreements with the same bank for aggregate principal amounts of RMB10,000,000, RMB10,000,000 and RMB30,000,000, respectively. The three borrowings bear interest rates of 4.876%, 4.876% and 4.611% per annum, respectively. As of December 31, 2015, the principal amount outstanding under these three agreements was RMB50,000,000 in total.

The weighted average interest rate on short-term bank borrowings was 6.58% and 3.76% for the years ended December 31, 2014 and December 31, 2015, respectively.